Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2016
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)

Note 20 Other Comprehensive Income (Loss)

Comprehensive income (loss) for TSYS consists of net income, cumulative foreign currency translation adjustments, unrealized gains on available for sale securities and the recognition of an overfunded or underfunded status of a defined benefit postretirement plan recorded as a component of shareholders' equity. The income tax effects allocated to and the cumulative balance of each component of accumulated other comprehensive income (loss) are as follows:

(in thousands)	Beginning Balance	Pretax amount	Tax effect	Net-of-tax Amount	Ending Balance
As of December 31, 2013	$1,408	4,441	2,100	$2,341	$3,749
Foreign currency translation adjustments	$2,004	(17,143)	(1,547)	$(15,596)	$(13,592)
Transfer from noncontrolling interest (NCI)	28	-	-	-	28
Loss on available for sale securities	1,773	(1,058)	(390)	(668)	1,105
Change in AOCI related to postretirement healthcare plans	(56)	921	332	589	533
As of December 31, 2014	$3,749	(17,280)	(1,605)	$(15,675)	$(11,926)
Foreign currency translation adjustments	$(13,592)	(22,997)	(1,548)	(21,449)	$(35,041)
Transfer from NCI	28	-	-	-	28
Gain on available for sale securities	1,105	2,177	779	1,398	2,503
Change in AOCI related to postretirement healthcare plans	533	(2,449)	(882)	(1,567)	(1,034)
As of December 31, 2015	$(11,926)	(23,269)	(1,651)	$(21,618)	$(33,544)
Foreign currency translation adjustments	$(35,041)	(36,341)	(5,872)	$(30,469)	$(65,510)
Transfer from NCI	28	-	-	-	28
Gain on available for sale securities	2,503	11,394	4,035	7,359	9,862
Change in AOCI related to postretirement healthcare plans	(1,034)	775	279	496	(538)
As of December 31, 2016	$(33,544)	(24,172)	(1,558)	$(22,614)	$(56,158)

Consistent with its overall strategy of pursuing international investment opportunities, TSYS adopted the permanent reinvestment exception under GAAP, with respect to future earnings of certain foreign subsidiaries. Its decision to permanently reinvest foreign earnings offshore means TSYS will no longer allocate taxes to foreign currency translation adjustments associated with these foreign subsidiaries accumulated in other comprehensive income.